Long-term debt - Amended 2012 credit agreement (Details) € in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Amended 2012 Credit Agreement
Long-term debt
Maximum amount available		€ 2,540,699		€ 2,497,008
Balance outstanding		1,173,109		1,163,572
Revolving credit facility USD
Long-term debt
Maximum amount available	$ 900,000	767,590	$ 900,000	733,436
Revolving credit facility EUR
Long-term debt
Maximum amount available		600,000		600,000
USD term loan 5-year
Long-term debt
Maximum amount available	1,080,000	921,109	1,110,000	904,572
Balance outstanding	$ 1,080,000	921,109	$ 1,110,000	904,572
EUR term loan 5-year
Long-term debt
Maximum amount available		252,000		259,000
Balance outstanding		€ 252,000		€ 259,000